Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

12. OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the components of other comprehensive income (loss), including reclassification adjustments and tax effects:

(¥ in millions)
	2011			2010			2009
For the years ended March 31:	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(26,930)	¥548	¥(26,382)	¥8,248	¥2	¥8,250	¥(62,293)	¥461	¥(61,832)
Reclassification adjustment for losses (gains) realized in net income	—	—	—	—	—	—	—	—	—

	(26,930)	¥548	¥(26,382)	8,248	2	8,250	(62,293)	461	(61,832)

Unrealized gains (losses) on securities:
Unrealized gains (losses) on securities arising during period	(5,536)	2,245	(3,291)	21,476	(8,718)	12,758	(53,868)	21,870	(31,998)
Reclassification adjustment for losses (gains) realized in net income	(3,087)	1,253	(1,834)	(1,678)	681	(997)	8,734	(3,019)	5,715

	(8,623)	3,498	(5,125)	19,798	(8,037)	11,761	(45,134)	18,851	(26,283)

Unrealized gains (losses) on derivatives:
Unrealized losses on derivatives arising during period	(662)	228	(434)	(1,310)	472	(838)	(2,378)	1,054	(1,324)
Reclassification adjustments for losses (gains) realized in net income	1,888	(650)	1,238	2,179	(785)	1,394	(316)	128	(188)

	1,226	(422)	804	869	(313)	556	(2,694)	1,182	(1,512)

Pension liability adjustments:
Pension liability adjustments arising during period	(4,602)	1,722	(2,880)	7,712	(3,133)	4,579	(22,897)	9,356	(13,541)
Reclassification adjustment for losses (gains) realized in net income	(336)	136	(200)	8,803	(3,574)	5,229	(680)	276	(404)

	(4,938)	1,858	(3,080)	16,515	(6,707)	9,808	(23,577)	9,632	(13,945)

Other comprehensive income (loss)	¥(39,265)	¥5,482	¥(33,783)	¥45,430	¥(15,055)	¥30,375	¥(133,698)	¥30,126	¥(103,572)

The following table presents the components of other comprehensive income (loss) attributable to Kubota Corporation and noncontrolling interests:

(¥ in millions)
	2011			2010			2009
For the years ended March 31:	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total
Foreign currency translation adjustments	¥(23,294)	¥(3,088)	¥(26,382)	¥6,408	¥1,842	¥8,250	¥(51,789)	¥(10,043)	¥(61,832)
Unrealized gains (losses) on securities	(5,128)	3	(5,125)	11,728	33	11,761	(26,270)	(13)	(26,283)
Unrealized gains (losses) on derivatives	805	(1)	804	570	(14)	556	(1,512)	—	(1,512)
Pension liability adjustments	(3,093)	13	(3,080)	9,723	85	9,808	(13,790)	(155)	(13,945)

Other comprehensive income (loss)	¥(30,710)	¥(3,073)	¥(33,783)	¥28,429	¥1,946	¥30,375	¥(93,361)	¥(10,211)	¥(103,572)